FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6.FAIR VALUE MEASUREMENTS

Fair value measurements or disclosed on a recurring basis

The fair value measurements of assets and liabilities that are measured or disclosed at fair value on a recurring basis as of December 31, 2022, 2023 and 2024, are as follows:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Category
Cash equivalents:
Commercial paper	—	42,928	—	42,928
Corporate bonds	—	2,998	—	2,998
Money market funds	38,954	—	—	38,954
Subtotal	38,954	45,926	—	84,880
Short-term investments:
Asset backed securities	—	4,495	—	4,495
Canada treasury securities	—	1,992	—	1,992
Commercial paper	—	22,925	—	22,925
Corporate bonds	—	87,931	—	87,931
Supranational securities	—	8,408	—	8,408
U.S. agencies securities	—	13,592	—	13,592
U.S. treasury securities	23,543	—	—	23,543
Yankee bonds	—	10,722	—	10,722
Wealth management products	—	88,035	—	88,035
Marketable debt securities (note 4)	23,543	238,100	—	261,643
Subtotal	23,543	238,100	—	261,643
Long-term investments:
Asset backed securities	—	25,278	—	25,278
Corporate bonds	—	18,724	—	18,724
Yankee bonds	—	6,469	—	6,469
Marketable debt securities (note 4)	—	50,471	—	50,471
Debt investments in investees’ preferred shares (note 5a)	—	—	29,702	29,702
Subtotal	—	50,471	29,702	80,173
Total assets in fair value	62,497	334,497	29,702	426,696
Warrants liability (note 12)	—	—	2,516	2,516

6.FAIR VALUE MEASUREMENTS (continued)

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Category
Cash equivalents:
Commercial paper	—	77,370	—	77,370
Corporate bonds	—	4,749	—	4,749
Money market funds	117,492	—	—	117,492
Subtotal	117,492	82,119	—	199,611
Short-term investments:
Corporate bonds	—	14,129	—	14,129
Yankee bonds	—	6,500	—	6,500
Wealth management products	—	66,369	—	66,369
Marketable debt securities (note 4)	—	86,998	—	86,998
Equity investment with readily determinable fair values (note b)	5,273	—	—	5,273
Equity securities	5,273	—	—	5,273
Term deposits and certificate of deposits (note a)	—	71,323	—	71,323
Subtotal	5,273	158,321	—	163,594
Long-term investments:
Asset backed securities	—	1,933	—	1,933
Marketable debt securities (note 4)	—	1,933	—	1,933
Debt investments in investees’ preferred shares (note 5a)	—	—	49,307	49,307
Subtotal	—	1,933	49,307	51,240
Total assets in fair value	122,765	242,373	49,307	414,445
Warrants liability (note 12)	—	—	5,617	5,617

6. FAIR VALUE MEASUREMENTS (continued)

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Category
Cash equivalents:
Commercial paper	—	4,488	—	4,488
Subtotal	—	4,488	—	4,488
Short-term investments:
Asset backed securities	—	330	—	330
Commercial paper	—	7,593	—	7,593
Corporate bonds	—	49,773	—	49,773
Treasury bill	—	5,928	—	5,928
U.S. treasury securities	1,948	—	—	1,948
Yankee bonds	—	2,009	—	2,009
Wealth management products	—	82,930	—	82,930
Marketable debt securities (note 4)	1,948	148,563	—	150,511
Equity investment with readily determinable fair values (note b and note 5a)	23,988	—	—	23,988
Equity securities	23,988	—	—	23,988
Term deposits and certificate of deposits (note a)	—	34,536	—	34,536
Subtotal	25,936	183,099	—	209,035
Long-term investments:
Asset backed securities	—	6,074	—	6,074
Corporate bonds	—	37,655	—	37,655
U.S. treasury securities	6,047	—	—	6,047
Yankee bonds	—	3,580	—	3,580
Wealth management products	—	5,017	—	5,017
Marketable debt securities (note 4)	6,047	52,326	—	58,373
Debt investments in investees’ preferred shares (note 5a)	—	—	35,076	35,076
Term deposits and certificate of deposits (note a and note 5)	—	21,517	—	21,517
Subtotal	6,047	73,843	35,076	114,966
Total assets in fair value	31,983	261,430	35,076	328,489
Warrants liability (note 12)	—	—	—	—
Note a:

Term deposits and certificate of deposits are deposits of fixed interest rate with original maturities between three months and one year, and above one year, which are recorded in short-term investments and long-term investments based on the maturities.

Note b:

The Group measured the fair value of its investment in common shares using the market approach based on the quoted stock price of its investees in the active market and classified it as Level 1 measurement.

As of December 31, 2023, the balance of the investment was $5.3 million, with a decrease of $4.7 million from fair value change recorded in other income (expenses), net. The investment represents accounts receivable for engineering solution services provided in 2022, subsequently in 2023 settled in shares issued by a customer, whose shares are publicly traded. This investment has been disposed in September 2024, with realized loss of $1.0 million on disposal date recorded in investment income.

As of December 31, 2024, the balance of the investments was $24.0 million, which includes a new equity investment of $4.3 million in the common shares of one listed company and another equity investment of $19.7 million reclassified from long-term investments (refer to note 5a). For the new equity investment, $1.0 million decrease in fair value was recorded in other income (expenses), net.

6. FAIR VALUE MEASUREMENTS (continued)

The following table summarizes the activities related to fair value of warrants liability:

	Year ended December 31,
	2022	2023	2024
Balance at the beginning of the year	—	2,516	5,617
Issuance of warrants	6,429	—	—
Change in fair value	(3,887)	3,030	(5,617)
Exercise of the warrants	(26)	71	—
Balance at the end of the year	2,516	5,617	—

The Group uses option-pricing model with significant unobservable inputs to measure the fair value of the warrants liability (Level 3), which primarily include the fair value of the Series D Preferred Shares as well as assumptions regarding a number of complex and subjective variables, including the expected volatility of fair value of shares, risk-free interest rates and expected dividends.

Fair value measurements on a non-recurring basis

The Group measures property, equipment and software, operating and finance lease right-of-use assets, operating and finance lease liabilities, at fair value on a non-recurring basis only if they were determined to be impaired. For equity investment without readily determinable fair values for which the Group elected to use the measurement alternative, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer.